Note 6 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(12,010)	$(91,763)	$(54, 869)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	16,086,419	20,866,084	22,665,265
Net loss per share—basic and diluted	$(0.75)	$(4.40)	$(2.42)